UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	May 8, 2007


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	504,416



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	     4195    126211 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    19908    495600 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     52751       484 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     10647      2925 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     22963   1091381 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    13685    505925 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     17488    284685 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     3473    140000 SH         SOLE          SOLE
CANADIAN NATURAL RESOURCES	COM   136385101	     6899    125000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     43859   1787240 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5158    107463 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     34051   1336917 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     31337    582047 SH         SOLE          SOLE
DELL, INC.	                COM   24702R101     17446    751675 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       959    357800 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       385     10900 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     21958    887201 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       463      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     27823    383077 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      5134    112000 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     39380     81224 SH         SOLE          SOLE
NETFLIX, INC.	                COM   64110L106      3247    140000 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      3203    190528 SH         SOLE          SOLE
PACCAR, INC.                    COM   693718108     26031    354645 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       687     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       323     50000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       526      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     10858    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      4185    126069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       401      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     26853    601010 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       940     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    22201    177605 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      7303    281000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    17696    334070 SH	       SOLE	     SOLE
                                                   504416